Common Stock (Tables)	12 Months Ended
Dec. 31, 2025
Common Stock [Abstract]
Summary of Issued and Outstanding Common Stock
Authorized : Unlimited number of non-par value common shares.
2025 2024
Issued and outstanding:
millions of
shares
millions of
dollars
millions of
shares
millions of
dollars
Balance, December 31, 2024
295.94 $ 9,042
284.12 $
8,462
Conversion of Convertible Debentures
0.02 1 -
-
Issuance of common stock under ATM program
(1)(2)
0.19 9
5.12
261
Issued under the DRIP,
net of discounts
4.83 293
6.10
291
Senior management stock options exercised and Employee Share
Purchase Plan
0.78 42
0.60
28
Balance, December 31, 2025
301.76 $
9,387
295.94 $
9,042
(1) For the year ended December 31, 2024, a
total of
5,117,273
common shares were issued under Emera's ATM program at an
average price of $ 51.52
per share for gross proceeds of $
264
million ($
261
million net of after-tax issuance costs).
(2) For the year ended December 31, 2025, a
total of
187,600
common shares were issued under Emera's ATM program at an
average price of $ 53.58
per share for gross proceeds of $
10
million ($
9
million net of after-tax issuance costs). As at December
31,
2025, an aggregate gross sales limit of $ 600
million remained available for issuance under
the ATM program.